Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, net
Note 12 - Property, Plant and Equipment, net

	Communications	Control and testing	Landline communications	Vehicles, Computers, furniture and other	Leasehold
	network	equipment	equipment*	equipment*	improvements	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost

Balance at January 1, 2018	4,989	58	224	278	113	5,662

Additions	265	5	144	14	2	430
Disposals	(180)	-	-	(91)	(15)	(286)
Balance at December 31, 2018	5,074	63	368	201	100	5,806

Additions	205	1	110	14	1	331
Disposals**	(300)	-	(69)	(21)	(19)	(409)
Balance at December 31, 2019	4,979	64	409	194	82	5,728

Accumulated Depreciation

Balance at January 1, 2018	3,692	49	74	172	77	4,064
Depreciation for the year	258	5	64	38	9	374
Disposals	(179)	-	-	(91)	(14)	(284)
Balance at December 31, 2018	3,771	54	138	119	72	4,154

Depreciation for the year	252	3	94	26	8	383
Disposals**	(147)	-	(55)	(20)	(19)	(241)
Balance at December 31, 2019	3,876	57	177	125	61	4,296

Carrying amounts

At January 1, 2018	1,297	9	150	106	36	1,598
At December 31, 2018	1,303	9	230	82	28	1,652
At December 31, 2019	1,103	7	232	69	21	1,432

*	Reclassified

**	The disposals includes the disposal of independent fiber-optic infrastructure in residential areas as a result of the sale to IBC, for additional details see Note 8.

In the ordinary course of business, the Group acquires property, plant and equipment on credit. The cost of acquisitions, which has not yet been paid at the reporting date, amounted to NIS 153 million (December 31, 2018 and 2017, NIS 221 million and NIS 143 million, respectively).